PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	9 Months Ended
Dec. 31, 2017
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of prepaid expenses and other current assets
	March 31, 2017	December 31, 2017
	RMB	RMB
Advances to employees	373,071	228,813
Other current assets	6,962,753	10,391,621

Total prepaid expenses and other current assets	7,335,824	10,620,434